Fair Value Measurements - Assets and liabilities that are measured at fair value on a recurring basis (Details) - Recurring member $ in Thousands	Apr. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants - Sponsor	$ 18,093
Total liabilities recorded at fair value	18,093
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants - Sponsor	18,093
Total liabilities recorded at fair value	$ 18,093